Bitwise Ethereum Strategy ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 25.1%
U.S. Treasury Bill, 5.27%, 5/14/2024
(a)
(Cost $2,981,234) ........................................................... $ 3,000,000 $ 2,981,172
Shares
Money Market Funds – 52.7%
DWS Government Money Market Series Institutional, 5.25%
(b)
(Cost $6,266,937) ........................................................... 6,266,937 6,266,937
Total Investments – 77.8%
(Cost $9,248,171) ........................................................................... $ 9,248,109
Other Assets in Excess of Liabilities – 22.2% ........................................................ 2,638,543
Net Assets – 100.0% .......................................................................... $ 11,886,652
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Ether Futures ............................... 65 $ 11,714,625 4/26/24 $ 24,702
CME Micro Ether Futures .......................... 365 131,564 4/26/24 1,272
Total net unrealized appreciation $ 25,974
†
Cash in the amount of $2,598,061 has been pledged as collateral for open Futures Contracts as of March 31, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 25.1%
Money Market Funds ............................................................................. 52.7%
Total Investments ................................................................................ 77.8%
Other Assets in Excess of Liabilities .................................................................. 22.2%
Net Assets ..................................................................................... 100.0%